Inventories (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Inventories
Raw materials	$ 41.8	$ 41.2
Finished goods	1,446.2	1,355.8
Inventories	$ 1,488.0	$ 1,397.0